Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 17,382	$ 8,572	$ 58,796	$ (4,955)	$ (73,948)
Other comprehensive (loss):
Change in foreign currency translation adjustment	(1,900)	35	(858)	(7,135)	(2,403)
Change in unrecognized loss related to pension benefit plans, net of tax benefit of $2,680, $4,554, $1,143, respectively (See Note 10)	326	180	(4,059)	(7,268)	(1,829)
Total other comprehensive (loss)	(1,574)	215	(4,917)	(14,403)	(4,232)
Comprehensive income (loss)	$ 15,808	$ 8,787	$ 53,879	$ (19,358)	$ (78,180)